Grants and other liabilities, Grant and other non-current liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Type	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 852,854	$ 911,593
Other liabilities and provisions	380,954	340,920
Dismantling provision	155,279	140,595
Lease liabilities	82,366	63,076
Accruals on Spanish market prices differences	98,820	91,884
Other	44,489	45,365
Grant and other non-current liabilities	$ 1,233,808	1,252,513
Number of grant types | Type	2
Income from grants	$ 58,742	59,056	$ 60,746
Accruals on Spanish market prices differences	12,475	11,936
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	58,500	58,600
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	578,000	610,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 273,000	$ 299,000